DERIVATIVE INSTRUMENTS - Gain Loss (Details) - Foreign Exchange Contract - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Derivative instruments, Gain (Loss)
Amount of Gain or (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	$ (1,409)	$ 2,854	$ 2,911
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Operations (Effective Portion)	$ 1,848	$ 1,161	$ 1,326